Pensions - Schedule of Quantitative Sensitivity Analysis (Details) - Final Salary Defined Benefit Pension Plan € in Thousands	Dec. 31, 2020 EUR (€)
Discount Rate
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation due to reasonably possible increase in actuarial assumption	€ (282)
Defined benefit obligation due to reasonably possible decrease in actuarial assumption	309
Pension Increases (Decreases)
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation due to reasonably possible increase in actuarial assumption	475
Defined benefit obligation due to reasonably possible decrease in actuarial assumption	€ (447)